Investments - Additional information (Details) bbl in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) item bbl	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Investments
Additions and subscriptions	€ 2,992	€ 120
Share of profit of equity-accounted investments	161	409
Share of loss of equity-accounted investments	184	430
Deduction for dividends	1,138	50
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	€ 72
Percentage of reasonable changes in cost of capital	1.00%
Other investments	€ 929	919	€ 219
Nigeria LNG Ltd
Investments
Other investments	657	651
Saudi European Petrochemical Co
Investments
Other investments	146	€ 144
Lotte Versalis Elastomers Co Ltd
Investments
Additions and subscriptions	€ 39
Associates | Abu Dhabi Oil Refining Co
Investments
Proportion of ownership interest acquired	20.00%
Additions and subscriptions	€ 2,896
Number of refineries operated | item	3
Refining capacity per day | bbl	900
Incremental global refining capacity (as a percent)	35.00%
Associates | Angola LNG Ltd
Investments
Share of profit of equity-accounted investments	€ 47
Associates | Novamont SpA
Investments
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	43
Joint ventures | Var Energi AS
Investments
Share of profit of equity-accounted investments	49
Deduction for dividends	1,057
Increase (decrease) in book value of investments accounted using equity method	(980)
Joint ventures | Saipem SpA
Investments
Share of profit of equity-accounted investments	4
Joint ventures | Cardon IV SA
Investments
Share of loss of equity-accounted investments	€ 90
Proportion of ownership interest in joint venture	50.00%
Joint ventures | Union Fenosa Gas SA
Investments
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	€ 29